Risk management - Summary of Foreign Exchange Risk (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
A2 Percentage Depreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	€ (0.2)	€ (0.7)
A1 Percentage Depreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	(0.1)	(0.3)
A1 Percentage Appreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	0.1	0.3
A2 Percentage Appreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	€ 0.2	€ 0.7